Asset Retirement Obligations - Carrying amount of ARO (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Asset Retirement Obligations, Expected to be incurred within 1 year	$ 94	$ 112
Asset Retirement Obligations, Expected to be incurred beyond 1 year	2,068	2,643
Asset Retirement Obligations
Disclosure of other provisions [line items]
Asset Retirement Obligation, Beginning balance	2,755	2,424
Additions	63	76
Liabilities settled	(39)	(276)
Liabilities disposed	(39)	(6)
Change in discount rate	(544)	285
Change in estimates	(146)	156
Exchange adjustment	8	(10)
Accretion (note 21)	104	106
Asset Retirement Obligation, Ending balance	$ 2,162	$ 2,755
Expected timing	45 years	45 years